Stock Based Compensation (Detail)					1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 02, 2016 USD ($) shares	Jul. 01, 2015 USD ($)	Oct. 10, 2014 shares	Jul. 01, 2014 shares	Oct. 31, 2014 Trading_day $ / shares shares	Oct. 31, 2013 Trading_day $ / shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Sep. 09, 2016 shares	Aug. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jan. 16, 2013 shares	Jan. 15, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant, reduction for options and stock appreciation rights														1
Number of shares available for grant, reduction for equity instruments other than options and stock appreciation rights														2
Expired (in shares)							0	33,333	291,403	12,499
Stock repurchased from former executive									189,062
Number of stock options granted							0	0	0	223,123
Number of stock options exercised							0	0	0	61,849
Common shares from options exercised, net of shares withheld for tax obligations (in shares)										34,112
Number of stock options forfeited/canceled							0	6,250	13,958	427,969
Fair value of stock options vesting | $									$ 32,000	$ 132,000
Cash received from the exercise of stock options | $									0	115,000
Share-based compensation expense (reversal of expense) | $									701,000	$ 891,000
Unrecorded expected future compensation expense related to stock option awards | $									275,000
Director | One Stone | One Stone Exchange Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding amount forgiven | $												$ 174,000
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (reversal of expense) | $							$ 590,000	$ 108,000	742,000
Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised				2,734
Share-based compensation expense (reversal of expense) | $	$ 210,000
Cash award alternative | $		$ 35,000
Accrual of non-employee service based compensation | $							175,000						$ 175,000
Director | Merger Agreement | Tellurian
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued to nonemployee directors (in shares)	100,000
Director fees | $	$ 150,000
Issuance of common stock (in shares)	100,000
TBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted										16,875
PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted										156,250
MBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted										49,998
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (reversal of expense) | $									$ (41,000)	$ (648,000)
Unrecorded expected future compensation expense related to stock option awards | $							33,000	$ 796,000
Employee Stock Option | Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (reversal of expense) | $		$ 35,000								$ 264,000
Prior Period Awards | Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (reversal of expense) | $							$ 380,000
2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized														625,000
Expiration term							10 years		10 years
Market based and performance based shares available for future issuance							67,471		306,481		67,471
2012 Stock Incentive Plan | PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted					156,250
2012 Stock Incentive Plan | MBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted					49,998
Vesting Period					3 years
Number of consecutive trading days | Trading_day					90	10
Per share closing price (usd per share) | $ / shares					$ 40.00	$ 18.80
Median stock price (usd per share) | $ / shares					$ 40.00	$ 18.80
2012 Stock Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market based or performance based options, not vested (in shares)									332,028
1998 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized															36,054
Expired (in shares)									229,947
1998 Stock Incentive Plan | Former executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased from former executive			31,250		189,062
Number of stock options forfeited/canceled									189,062
1998 Stock Incentive Plan | Employee Stock Option | Former executive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased from former executive			189,062
1998 Stock Incentive Plan | MBOs and PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market based or performance based options, not vested (in shares)							0
2012 Omnibus Incentive Compensation Plan | Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued to nonemployee directors (in shares)	119,505
Director fees | $	$ 201,000
CO2-EOR Development Project at Poplar | PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average					20.00%
CO2-EOR Development Project at Poplar | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average						40.00%
Preparing Poplarof Commercially Viable C O 2 E O R Development | PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average					40.00%
Progressing U K Operationsinthe Weald Basin | PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average					20.00%
Moving Forwardwith Farnham Dome Project | PBOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average					20.00%
C O 2 E O R Pilot Programat Poplar [Member] | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average						10.00%
Saleof Substantially Allofthe Amadeus Basin Assets [Member] | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average						20.00%
Approvalofa Farmout Agreementor Participationin Drillinga Wellinthe Weald Basin [Member] | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average						20.00%
Approvalofa Farmout Agreementinthe Bonaparte Basin [Member] | 2012 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance metrics weighted average						10.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares allowed to be issued each year														125,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares allowed to be issued each year														62,500